Investment and Mortgage-Backed Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$41,088,231	$—	$856,401	$40,231,830
Small Business Administration (“SBA”) Bonds	111,927,938	622,105	656,944	111,893,099
Tax Exempt Municipal Bonds	43,153,086	4,088,408	—	47,241,494
Taxable Municipal Bonds	15,169,737	35,359	364,686	14,840,410
Mortgage-Backed Securities	197,356,288	3,664,621	582,902	200,438,007
	$408,695,280	$8,410,493	$2,460,933	$414,644,840
	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$12,934,037	$20,713	$69,249	$12,885,501
SBA Bonds	125,777,016	560,352	890,837	125,446,531
Tax Exempt Municipal Bonds	60,141,164	1,518,974	329,769	61,330,369
Taxable Municipal Bonds	1,998,258	3,546	23,919	1,977,885
Mortgage-Backed Securities	185,291,038	1,073,432	1,903,919	184,460,551
	$386,141,513	$3,177,017	$3,217,693	$386,100,837

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Due in less than one year	$18,237	$18,134
Due in one year to five years	6,314,205	6,342,172
Due in five to ten years	57,236,558	57,209,659
Due in ten years or more	147,769,992	150,636,868
Mortgage-Backed Securities	197,356,288	200,438,007
	$408,695,280	$414,644,840

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$30,079,497	$534,048	$10,152,333	$322,353	$40,231,830	$856,401
SBA Bonds	13,844,666	106,110	47,395,036	550,834	61,239,702	656,944
Taxable Municipal Bonds	13,810,279	364,686	—	—	13,810,279	364,686
Mortgage-Backed Securities	55,326,064	480,958	7,975,863	101,944	63,301,927	582,902
	$113,060,506	$1,485,802	$65,523,232	$975,131	$178,583,738	$2,460,933

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$8,384,145	$69,249	$—	$—	$8,384,145	$69,249
SBA Bonds	59,496,936	479,955	25,054,861	410,882	84,551,797	890,837
Tax Exempt Municipal Bonds	4,585,849	91,281	9,626,613	238,488	14,212,462	329,769
Taxable Municipal Bonds	—	—	980,520	23,919	980,520	23,919
Mortgage-Backed Securities	38,168,598	249,050	81,947,249	1,654,869	120,115,847	1,903,919
	$110,635,528	$889,535	$117,609,243	$2,328,158	$228,244,771	$3,217,693